Vanguard® Municipal Low Duration Fund
Schedule of Investments (unaudited)
As of November 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (104.2%)
Alabama (0.8%)
[1]	Alabama Birmingham AL Special Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.820%	12/4/2025	12,645	12,645
[1,2]	Public Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.850%	12/4/2025	25,000	25,000
					37,645
Arizona (0.2%)
[2]	Maricopa County IDA Health, Hospital, Nursing Home Revenue VRDO	2.850%	12/1/2025	9,530	9,530
[1]	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue TOB VRDO	2.870%	12/4/2025	1,905	1,905
					11,435
California (1.8%)
[1]	California Educational Facilities Authority College & University Revenue TOB VRDO	2.800%	12/4/2025	8,000	8,000
[1,3]	FHLMC Multifamily Certificates Revenue TOB VRDO	2.950%	12/1/2025	39,170	39,170
[1,2]	Public Finance Authority Local or Guaranteed Housing Revenue TOB VRDO	2.950%	12/1/2025	16,125	16,125
[1,2,4]	San Francisco CA City & County Multifamily Housing Local or Guaranteed Housing Revenue TOB VRDO	2.860%	12/4/2025	11,470	11,470
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue VRDO	2.300%	12/1/2025	15,200	15,200
					89,965
Colorado (1.4%)
	Adams & Arapahoe Counties Joint School District 28J Aurora GO	5.500%	12/1/2025	8,615	8,615
[1]	Colorado Springs CO Utilities System Multiple Utility Revenue TOB VRDO	2.900%	12/1/2025	30,875	30,875
	Colorado Springs CO Utilities System Multiple Utility Revenue VRDO	2.810%	12/4/2025	4,330	4,330
	Colorado State Education Loan Program Intergovernmental Agreement Revenue TRAN	5.000%	6/30/2026	19,260	19,525
	Denver City & County School District No. 1 GO	5.000%	12/1/2025	3,575	3,575
	Denver City & County School District No. 1 GO	5.000%	12/1/2025	1,900	1,900
					68,820
Connecticut (3.8%)
	Connecticut GO	5.000%	12/1/2025	2,500	2,500
	Connecticut GO	5.000%	8/15/2026	3,995	4,064
	Connecticut GO	5.000%	8/15/2026	12,045	12,251
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	2.770%	12/4/2025	13,000	13,000
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	2.790%	12/4/2025	12,010	12,010
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	2.850%	12/4/2025	19,500	19,500
[1]	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	2.770%	11/15/2045	30,300	30,300
	Connecticut State Health & Educational Facilities Authority College & University Revenue VRDO	2.500%	12/1/2025	56,025	56,025
	Connecticut State Health & Educational Facilities Authority College & University Revenue VRDO	2.500%	12/1/2025	16,235	16,235
	Connecticut State Health & Educational Facilities Authority College & University Revenue VRDO	2.500%	12/1/2025	22,565	22,565
					188,450
District of Columbia (1.4%)
[1]	District of Columbia GO TOB VRDO	2.820%	12/4/2025	8,680	8,680
[2]	District of Columbia Health, Hospital, Nursing Home Revenue VRDO	2.780%	12/3/2025	1,375	1,375
[1,2]	District of Columbia Housing Finance Agency Multifamily Mortgage Revenue TOB VRDO	2.910%	12/4/2025	9,500	9,500
[2]	District of Columbia Miscellaneous Revenue VRDO	2.780%	12/4/2025	20,655	20,655
	District of Columbia Water & Sewer Authority Water Revenue VRDO	2.850%	12/1/2025	10,650	10,650
[1]	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue TOB VRDO	2.880%	12/1/2025	15,000	15,000
[1]	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue TOB VRDO	2.880%	12/1/2025	6,200	6,200
					72,060
Florida (11.1%)
[1]	Broward County FL School District GO TOB VRDO	2.820%	12/4/2025	6,510	6,510
[1]	Broward County FL School District GO TOB VRDO	2.820%	12/4/2025	34,220	34,220
[1,2]	Capital Trust Authority FL Health Care Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	2.820%	12/4/2025	47,450	47,450
[1,2]	Escambia County FL Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.930%	12/1/2025	21,390	21,390
[1,2]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue TOB VRDO	2.930%	12/1/2025	36,510	36,510
[1,2]	Florida Housing Finance Corp. Multifamily Mortgage Trust Local or Guaranteed Housing Revenue TOB VRDO	3.000%	12/1/2025	47,405	47,405
[2]	Gainesville FL Utilities System Multiple Utility Revenue VRDO	2.930%	12/1/2025	6,500	6,500
	Highlands County Health Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	2.850%	12/1/2025	3,400	3,400
[2]	Miami-Dade County FL Recreational Revenue VRDO	2.790%	12/4/2025	59,750	59,750
[1,2]	Orange County FL Housing Finance Authority Multifamily Local or Guaranteed Housing Revenue TOB VRDO	2.950%	12/1/2025	5,870	5,870
[1,2]	Orange County FL Housing Finance Authority Multifamily Local or Guaranteed Housing Revenue TOB VRDO	2.950%	12/1/2025	5,000	5,000
	Orlando Utilities Commission Electric Power & Light Revenue VRDO	2.700%	12/3/2025	41,415	41,415
	Orlando Utilities Commission Multiple Utility Revenue VRDO	2.700%	12/3/2025	69,415	69,415

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Peace River Manasota Regional Water Supply Authority Water Revenue TOB VRDO	2.880%	12/1/2025	15,000	15,000
[1,2]	Public Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.850%	12/4/2025	33,285	33,285
[1,2]	Public Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.850%	12/4/2025	19,300	19,300
[1]	Tampa FL Water & Wastewater System Water Revenue TOB VRDO	2.820%	12/4/2025	5,000	5,000
[1,2]	Volusia County FL Health, Hospital, Nursing Home Revenue TOB VRDO	2.950%	12/1/2025	99,220	99,220
					556,640
Georgia (1.1%)
	Fulton County GA Miscellaneous Revenue	4.000%	12/30/2025	20,000	20,023
[1]	Georgia GO TOB VRDO	2.810%	12/4/2025	9,375	9,375
[1]	Georgia Housing & Finance Authority Local or Guaranteed Housing Revenue TOB VRDO	2.820%	12/4/2025	4,445	4,445
[2]	Georgia Municipal Electric Authority Electric Power & Light Revenue (Various Projects 1) VRDO	2.700%	12/3/2025	19,275	19,275
					53,118
Hawaii (0.2%)
[2]	Hawaii Housing Finance & Development Corp. Local or Guaranteed Housing Revenue VRDO	2.820%	12/4/2025	9,250	9,250
	Honolulu HI City & County GO	5.000%	8/1/2026	3,100	3,151
					12,401
Idaho (0.5%)
[2]	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	2.900%	12/1/2025	25,635	25,635
Illinois (2.3%)
[2]	Aurora IL College & University Revenue VRDO	2.790%	12/4/2025	5,000	5,000
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	2.800%	12/1/2025	24,870	24,870
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	2.800%	12/1/2025	20,700	20,700
[2]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	2.790%	12/4/2025	21,530	21,530
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue VRDO	2.750%	12/3/2025	39,110	39,110
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue VRDO	2.800%	12/4/2025	5,985	5,985
					117,195
Indiana (0.5%)
[1]	Indiana Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.820%	12/4/2025	17,025	17,025
[2]	Indiana Finance Authority Industrial Revenue VRDO	2.850%	12/3/2025	8,340	8,340
					25,365
Iowa (0.0%)
	Iowa Finance Authority Local or Guaranteed Housing Revenue VRDO	2.800%	12/1/2025	915	915
Kentucky (0.3%)
[2]	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue VRDO	2.750%	12/3/2025	15,040	15,040
Louisiana (2.7%)
	East Baton Rouge Parish Industrial Development Board Inc. Industrial Revenue (ExxonMobil Project) VRDO	2.870%	12/1/2025	71,430	71,430
	East Baton Rouge Parish Industrial Development Board Inc. Industrial Revenue (ExxonMobil Project) VRDO	2.870%	12/1/2025	7,918	7,918
[2]	Louisiana Gasoline & Fuels Sales Tax Revenue VRDO	2.850%	12/1/2025	54,370	54,370
					133,718
Maryland (1.6%)
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	11/1/2026	20,210	20,666
	Maryland GO	5.000%	8/1/2026	3,310	3,365
[1]	Maryland GO TOB VRDO	2.820%	12/4/2025	7,250	7,250
[1,2]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.930%	12/1/2025	19,205	19,205
[2,5]	Montgomery County Housing Opportunities Commission Local or Guaranteed Housing Revenue VRDO	2.850%	12/1/2025	22,835	22,835
	Montgomery County MD GO	5.000%	12/1/2025	1,350	1,350
	Montgomery County MD GO	5.000%	8/1/2026	2,000	2,033
[1]	Prince George's County MD GO TOB VRDO	2.820%	12/4/2025	3,500	3,500
					80,204
Massachusetts (6.9%)
[1]	Commonwealth of Massachusetts GO TOB VRDO	2.790%	12/4/2025	16,275	16,275
[2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue VRDO	1.800%	12/1/2025	11,240	11,240
	Massachusetts Health & Educational Facilities Authority Recreational Revenue VRDO	2.900%	12/1/2025	56,260	56,260
[1]	Massachusetts School Building Authority Sales Tax Revenue TOB VRDO	2.870%	12/4/2025	5,355	5,355
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue VRDO	2.750%	12/4/2025	39,700	39,700
[1]	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	2.860%	12/4/2025	92,500	92,500
[1]	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	2.860%	12/4/2025	3,000	3,000
[1,2]	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	2.850%	12/4/2025	23,000	23,000
[1]	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	2.860%	12/4/2025	53,500	53,500
[1]	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	2.870%	12/4/2025	13,000	13,000
[1]	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	2.880%	12/4/2025	34,300	34,300
					348,130

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Michigan (3.6%)
[1]	Detroit Regional Convention Facility Authority Special Tax Revenue TOB VRDO	2.950%	12/1/2025	91,185	91,185
[1]	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue TOB VRDO	2.880%	12/1/2025	22,890	22,890
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue VRDO	2.750%	12/3/2025	30,210	30,210
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue VRDO	2.750%	12/3/2025	8,965	8,965
[2]	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue VRDO	2.800%	12/3/2025	19,080	19,080
[1]	University of Michigan College & University Revenue VRDO	2.610%	4/1/2028	9,770	9,770
					182,100
Minnesota (0.9%)
[1,2]	Bloomington Minnesota Multifamily Local or Guaranteed Housing Revenue TOB VRDO	2.950%	12/1/2025	8,600	8,600
	Minnesota GO	5.000%	8/1/2026	20,100	20,431
	Minnesota GO	5.000%	8/1/2026	10,105	10,271
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	2.770%	12/4/2025	6,540	6,540
					45,842
Mississippi (3.7%)
	Mississippi Business Finance Corp. Industrial Revenue (Chevron USA Inc. Project) VRDO	2.850%	12/1/2025	31,500	31,500
	Mississippi Business Finance Corp. Industrial Revenue (Chevron USA Inc. Project) VRDO	2.900%	12/1/2025	6,490	6,490
	Mississippi Business Finance Corp. Industrial Revenue VRDO	2.850%	12/1/2025	12,000	12,000
	Mississippi Business Finance Corp. Industrial Revenue VRDO	2.850%	12/1/2025	25,600	25,600
	Mississippi Business Finance Corp. Industrial Revenue VRDO	2.850%	12/1/2025	2,800	2,800
	Mississippi Business Finance Corp. Industrial Revenue VRDO	2.900%	12/1/2025	23,235	23,235
	Mississippi Business Finance Corp. Industrial Revenue VRDO	2.900%	12/1/2025	39,610	39,610
	Mississippi Business Finance Corp. Industrial Revenue VRDO	2.800%	12/3/2025	42,030	42,030
					183,265
Missouri (0.1%)
[2]	Kansas City MO Special Obligation Revenue VRDO	2.870%	12/3/2025	2,390	2,390
Multiple States (0.2%)
[1,3]	FHLMC Multifamily VRD Certificates Local or Guaranteed Housing Revenue VRDO	2.810%	12/4/2025	8,050	8,050
Nebraska (1.1%)
[2]	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue VRDO	2.850%	12/1/2025	9,265	9,265
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue VRDO	2.900%	12/3/2025	8,400	8,400
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue VRDO	2.900%	12/3/2025	11,870	11,870
[1,6,7]	Public Power Generation Agency Revenue GO TOB VRDO	2.810%	12/4/2025	26,325	26,325
					55,860
Nevada (1.8%)
[2]	Clark County NV Economic Development Revenue (Opportunity Village Foundation Project) VRDO	2.860%	12/4/2025	10,000	10,000
[1]	Clark County NV Water Reclamation District GO TOB VRDO	2.950%	12/1/2025	23,580	23,580
[1]	Nevada Housing Division Local or Guaranteed Housing Revenue TOB VRDO	2.890%	12/4/2025	58,100	58,100
					91,680
New Hampshire (0.3%)
[1,2]	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.830%	12/4/2025	15,535	15,535
New Jersey (0.9%)
[8]	Burlington County Bridge Commission Lease (Non-Terminable) Revenue (Government Leasing Program)	4.000%	12/9/2026	10,000	10,136
	Essex County Improvement Authority Intergovernmental Agreement Revenue	5.000%	3/17/2026	5,375	5,413
	Mercer County NJ BAN GO	4.000%	3/31/2026	15,535	15,605
[2]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	2.810%	12/4/2025	15,240	15,240
					46,394
New Mexico (1.1%)
	New Mexico (Capital Project) GO	5.000%	3/1/2026	20,090	20,208
[1]	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue TOB VRDO	2.820%	12/4/2025	35,620	35,620
					55,828
New York (20.1%)
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2026	11,985	12,071
[1,2]	Hillsborough County IDA Health, Hospital, Nursing Home Revenue TOB VRDO	2.840%	12/4/2025	11,810	11,810
[2]	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue VRDO	2.850%	12/1/2025	775	775
[2]	Metropolitan Transportation Authority Transit Revenue VRDO	2.850%	12/1/2025	1,090	1,090
[1]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue TOB VRDO	2.820%	12/4/2025	8,355	8,355
[5]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	2.850%	12/4/2025	44,340	44,340
	New York City Municipal Water Finance Authority Sewer Revenue VRDO	2.900%	12/1/2025	15,610	15,610
	New York City Municipal Water Finance Authority Sewer Revenue VRDO	2.900%	12/1/2025	20,000	20,000
	New York City Municipal Water Finance Authority Water Revenue VRDO	2.800%	12/1/2025	5,225	5,225
	New York City Municipal Water Finance Authority Water Revenue VRDO	2.850%	12/1/2025	10,700	10,700
	New York City Municipal Water Finance Authority Water Revenue VRDO	2.850%	12/1/2025	12,200	12,200
	New York City Municipal Water Finance Authority Water Revenue VRDO	2.850%	12/1/2025	19,100	19,100

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City Municipal Water Finance Authority Water Revenue VRDO	2.850%	12/1/2025	8,800	8,800
	New York City Municipal Water Finance Authority Water Revenue VRDO	2.900%	12/1/2025	19,900	19,900
	New York City Municipal Water Finance Authority Water Revenue VRDO	2.900%	12/1/2025	25,500	25,500
	New York City Municipal Water Finance Authority Water Revenue VRDO	2.900%	12/1/2025	49,760	49,760
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	2.850%	12/1/2025	21,740	21,740
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	2.850%	12/1/2025	37,825	37,825
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	2.850%	12/1/2025	15,000	15,000
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	2.850%	12/1/2025	58,000	58,000
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	2.860%	12/1/2025	6,600	6,600
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	2.900%	12/1/2025	18,125	18,125
[2]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	2.790%	12/4/2025	4,000	4,000
[2]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	2.920%	12/4/2025	15,800	15,800
	New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue VRDO	2.850%	12/1/2025	15,125	15,125
[1]	New York City Transitional Finance Authority Sales Tax Revenue TOB VRDO	2.810%	12/4/2025	4,535	4,535
[1,2]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue TOB VRDO	2.840%	12/4/2025	4,000	4,000
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue VRDO	2.750%	12/3/2025	13,985	13,985
	New York NY GO	5.000%	8/1/2026	2,330	2,367
[1,2]	New York NY GO TOB VRDO	2.900%	12/1/2025	20,500	20,500
[1,2]	New York NY GO TOB VRDO	2.820%	12/4/2025	22,000	22,000
	New York NY GO VRDO	2.850%	12/1/2025	18,000	18,000
[2]	New York NY GO VRDO	2.850%	12/1/2025	2,500	2,500
	New York NY GO VRDO	2.850%	12/1/2025	68,050	68,050
[2]	New York NY GO VRDO	2.870%	12/1/2025	3,575	3,575
[2]	New York NY GO VRDO	2.900%	12/1/2025	27,945	27,945
	New York NY GO VRDO	2.900%	12/1/2025	27,450	27,450
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	2.850%	12/1/2025	39,205	39,205
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	2.900%	12/1/2025	58,305	58,305
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	2.750%	12/3/2025	7,250	7,250
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	2.750%	12/3/2025	18,385	18,385
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	2.950%	12/3/2025	9,385	9,385
	North Hempstead NY BAN GO	3.750%	9/18/2026	15,000	15,142
[1]	Nuveen New York AMT-Free Quality Municipal Income Fund VRDO VRDP	2.840%	12/4/2025	35,300	35,300
[1]	Nuveen New York AMT-Free Quality Municipal Income Fund VRDO VRDP	2.840%	12/4/2025	16,700	16,700
[2]	Triborough Bridge & Tunnel Authority Highway Revenue VRDO	2.850%	12/1/2025	12,830	12,830
[2]	Triborough Bridge & Tunnel Authority Highway Revenue VRDO	2.850%	12/1/2025	4,175	4,175
[2]	Triborough Bridge & Tunnel Authority Highway Revenue VRDO	2.850%	12/1/2025	3,085	3,085
[2]	Triborough Bridge & Tunnel Authority Highway Revenue VRDO	2.900%	12/1/2025	20,200	20,200
[2]	Triborough Bridge & Tunnel Authority Highway Revenue VRDO	2.900%	12/1/2025	64,770	64,770
[2]	Triborough Bridge & Tunnel Authority Transit Revenue VRDO	2.750%	12/3/2025	35,205	35,205
					1,012,295
North Carolina (1.8%)
	Charlotte NC GO	5.000%	7/1/2026	1,180	1,197
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	2.850%	12/1/2025	9,230	9,230
[2]	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	2.850%	12/1/2025	19,710	19,710
[1,2]	JPMorgan Chase Putters/Drivers Trust Revenue TOB VRDO	2.820%	12/4/2025	42,050	42,050
	North Carolina Appropriations Revenue	5.000%	5/1/2026	2,600	2,625
[1,2]	Public Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.850%	12/4/2025	14,950	14,950
	University of North Carolina at Chapel Hill Health, Hospital, Nursing Home Revenue VRDO	2.780%	12/4/2025	2,350	2,350
					92,112
Ohio (5.6%)
[1,2]	Columbus Franklin County Ohio Finance Authority Multifamily Housing Local or Guaranteed Housing Revenue TOB VRDO	2.950%	12/1/2025	36,775	36,775
[1,2]	Columbus-Franklin County OH Finance Authority Local or Guaranteed Housing Revenue TOB VRDO	2.820%	12/4/2025	10,630	10,630
	Ohio (Conservation Projects) GO	5.000%	9/1/2026	1,660	1,690
	Ohio GO	5.000%	11/1/2026	13,275	13,571
	Ohio GO	5.000%	11/1/2026	750	767
	Ohio GO	5.000%	11/1/2026	2,905	2,970
	Ohio Health, Hospital, Nursing Home Revenue VRDO	2.900%	12/1/2025	30,000	30,000
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue VRDO	2.850%	12/1/2025	1,355	1,355
	Ohio Lease (Appropriation) Revenue VRDO	2.700%	12/3/2025	2,750	2,750
	Ohio State University College & University Revenue VRDO	2.700%	12/3/2025	10,000	10,000
	Ohio State University College & University Revenue VRDO	2.750%	12/3/2025	111,650	111,650
	Ohio State University College & University Revenue VRDO	2.920%	12/3/2025	30,000	30,000
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue VRDO	2.850%	12/1/2025	15,225	15,225
[1,2]	Public Finance Authority Revenue TOB VRDO	2.850%	12/4/2025	12,475	12,475
					279,858
Oklahoma (0.8%)
[1,2]	Public Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.950%	12/1/2025	40,415	40,415

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Oregon (0.1%)
[2]	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue VRDO	2.800%	12/4/2025	3,900	3,900
Pennsylvania (3.1%)
	Allegheny County Higher Education Building Authority College & University Revenue VRDO	3.000%	12/1/2025	3,495	3,495
[2]	Allegheny County IDA Private Schools Revenue VRDO	2.780%	12/4/2025	1,400	1,400
	Butler County General Authority Miscellaneous Revenue VRDO	2.780%	12/4/2025	3,760	3,760
[2]	Delaware Valley Regional Finance Authority Indirect Ad Valorem Property Revenue VRDO	2.780%	12/3/2025	19,585	19,585
[2]	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue VRDO	2.850%	12/1/2025	4,285	4,285
[2]	Lancaster IDA Health, Hospital, Nursing Home Revenue VRDO	2.880%	12/4/2025	8,240	8,240
[1]	Pennsylvania Economic Development Financing Authority College & University Revenue TOB VRDO	2.820%	12/4/2025	4,950	4,950
[2]	Pennsylvania Economic Development Financing Authority Private Schools Revenue (Montessori Academy Inc. Project-C2) VRDO	2.880%	12/4/2025	600	600
[1]	Pennsylvania Higher Educational Facilities Authority College & University Revenue TOB VRDO	2.950%	12/1/2025	11,450	11,450
[1]	Pennsylvania Higher Educational Facilities Authority College & University Revenue TOB VRDO	2.980%	12/1/2025	3,750	3,750
[1,2]	Pennsylvania Higher Educational Facilities Authority College & University Revenue TOB VRDO	2.820%	12/4/2025	28,000	28,000
[2]	Pennsylvania Turnpike Commission Highway Revenue VRDO	2.810%	12/4/2025	28,470	28,470
[1]	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue TOB VRDO	2.820%	12/4/2025	1,700	1,700
[2]	Philadelphia Gas Works Co. Natural Gas Revenue VRDO	2.810%	12/4/2025	3,900	3,900
[2]	Philadelphia Gas Works Co. Natural Gas Revenue VRDO	2.810%	12/4/2025	4,070	4,070
[1,2]	Public Finance Authority Revenue TOB VRDO	2.850%	12/4/2025	26,790	26,790
					154,445
South Carolina (1.4%)
[1,2]	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.950%	12/1/2025	68,605	68,605
South Dakota (0.5%)
	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue VRDO	2.810%	12/4/2025	23,700	23,700
Tennessee (2.4%)
	Sevier County TN Public Building Authority Intergovernmental Agreement Revenue VRDO	2.900%	12/1/2025	68,700	68,700
[1,2]	Shelby County Health Educational & Housing Facilities Board Revenue TOB VRDO	2.840%	12/4/2025	14,700	14,700
[1,2]	Sullivan County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue TOB VRDO	2.930%	12/1/2025	38,090	38,090
					121,490
Texas (8.4%)
	Alamo Community College District GO	5.000%	8/15/2026	3,615	3,676
[1,9]	Conroe Independent School District GO TOB VRDO	2.820%	12/4/2025	2,850	2,850
	Gulf Coast IDA Industrial Revenue (Exxon Mobil Project) VRDO	2.850%	12/1/2025	84,550	84,550
[2]	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	2.750%	12/3/2025	13,890	13,890
[2]	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	2.750%	12/3/2025	16,185	16,185
	Harris County Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue VRDO	2.850%	12/1/2025	14,705	14,705
[1,2]	Harris County TX Housing Authority Local or Guaranteed Housing Revenue TOB VRDO	2.910%	12/4/2025	5,210	5,210
[2]	Houston TX Combined Utility System Water Revenue VRDO	2.800%	12/4/2025	4,000	4,000
[2]	Houston TX Combined Utility System Water Revenue VRDO	2.800%	12/4/2025	18,800	18,800
[2]	Houston TX Combined Utility System Water Revenue VRDO	2.800%	12/4/2025	9,665	9,665
[9]	Keller TX Independent School District GO	5.000%	2/15/2026	1,490	1,497
	Red River Education Finance Corp. College & University Revenue (Texas Christian University Project) VRDO	2.950%	12/3/2025	16,650	16,650
[2]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	2.800%	12/1/2025	28,600	28,600
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	2.790%	12/4/2025	5,000	5,000
	Tarrant County Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue VRDO	2.950%	12/4/2025	6,815	6,815
	Texas A&M University College & University Revenue	5.000%	5/15/2026	1,445	1,461
	Texas Department of Transportation State Highway Fund Fuel Sales Tax Revenue VRDO	2.820%	12/4/2025	19,100	19,100
	Texas GO	5.000%	10/1/2026	3,050	3,112
	Texas GO VRDO	2.700%	12/3/2025	18,565	18,565
	Texas GO VRDO	2.800%	12/3/2025	20,590	20,590
	Texas GO VRDO	2.800%	12/3/2025	14,590	14,590
[2]	Texas GO VRDO	2.850%	12/3/2025	26,265	26,265
	Texas GO VRDO	2.950%	12/3/2025	40,910	40,910
	Texas GO VRDO	2.950%	12/3/2025	5,085	5,085
	Texas GO VRDO	2.950%	12/3/2025	13,400	13,400
	Texas GO VRDO	2.950%	12/3/2025	29,015	29,015
					424,186
Utah (0.8%)
	Utah County UT Health, Hospital, Nursing Home Revenue VRDO	2.800%	12/3/2025	41,280	41,280
Vermont (0.3%)
[2]	Vermont Educational & Health Buildings Financing Agency Health, Hospital, Nursing Home Revenue VRDO	2.880%	12/3/2025	13,380	13,380

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Virginia (4.2%)
	Albemarle County Economic Development Authority Health, Hospital, Nursing Home Revenue VRDO	2.700%	12/3/2025	5,435	5,435
	Commonwealth of Virginia GO	5.000%	6/1/2026	10,000	10,124
	Hampton Roads Sanitation District Sewer Revenue	5.000%	7/15/2026	9,070	9,207
	Loudoun County Economic Development Authority Health, Hospital, Nursing Home Revenue VRDO	2.750%	12/3/2025	3,210	3,210
	Loudoun County Economic Development Authority Industrial Revenue VRDO	2.750%	12/3/2025	72,205	72,205
	Loudoun County Economic Development Authority Miscellaneous Revenue VRDO	2.750%	12/3/2025	22,370	22,370
	Loudoun County Economic Development Authority Miscellaneous Revenue VRDO	2.750%	12/3/2025	7,600	7,600
	Loudoun County Economic Development Authority Miscellaneous Revenue VRDO	2.750%	12/3/2025	7,590	7,590
[1]	Loudoun County Economic Development Authority Miscellaneous Revenue VRDO	2.700%	2/15/2038	56,785	56,785
[1,2]	Public Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.850%	12/4/2025	16,650	16,650
					211,176
Washington (1.1%)
[1,2]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue TOB VRDO	2.890%	12/4/2025	7,770	7,770
[1,2]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue TOB VRDO	2.890%	12/4/2025	5,400	5,400
[1,2]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue TOB VRDO	2.890%	12/4/2025	7,623	7,623
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue VRDO	2.750%	12/4/2025	15,000	15,000
[2]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue VRDO	2.820%	12/4/2025	15,005	15,005
[2]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue VRDO	2.820%	12/4/2025	6,370	6,370
					57,168
West Virginia (0.3%)
[2]	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue VRDO	2.790%	12/4/2025	14,590	14,590
Wisconsin (2.6%)
[1,2]	Public Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.950%	12/1/2025	26,950	26,950
[1,2]	Public Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.850%	12/4/2025	25,630	25,630
	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue VRDO	2.850%	12/1/2025	20,965	20,965
[1]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.950%	12/1/2025	13,980	13,980
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue VRDO	2.770%	12/4/2025	9,395	9,395
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue VRDO	2.770%	12/4/2025	7,125	7,125
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue VRDO	2.770%	12/4/2025	9,000	9,000
	Wisconsin Housing & Economic Development Authority Housing Local or Guaranteed Housing Revenue VRDO	2.770%	12/4/2025	10,435	10,435
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue VRDO	2.770%	12/4/2025	7,495	7,495
					130,975
Wyoming (0.4%)
	Lincoln County WY Resource Recovery Revenue VRDO	2.870%	12/1/2025	7,000	7,000
[1]	Wyoming Community Development Authority Local or Guaranteed Housing Revenue TOB VRDO	2.820%	12/4/2025	6,400	6,400
	Wyoming Community Development Authority Local or Guaranteed Housing Revenue VRDO	2.770%	12/4/2025	8,500	8,500
					21,900
Total Tax-Exempt Municipal Bonds (Cost $5,235,148)					5,235,155
Total Investments (104.2%) (Cost $5,235,148)					5,235,155
Other Assets and Liabilities—Net (-4.2%)					(210,078)
Net Assets (100%)					5,025,077
Cost is in $000.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2025, the aggregate value was $1,846,193, representing 36.7% of net assets.
2	Scheduled principal and interest payments are guaranteed by bank letter of credit.
3	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
5	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
6	Scheduled principal and interest payments are guaranteed by Assured Guaranty Inc.
7	Scheduled principal and interest payments are guaranteed by Berkshire Hathaway Assurance Corp.
8	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of November 30, 2025.
9	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
BAN—Bond Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.

Letter Of Credit Guarantors as of Period End
Entity Name	Market Value
Bank of America NA	$504,560,000
JPMorgan Chase Bank NA	342,260,000
Toronto-Dominion Bank NA	322,495,000
US Bank NA	147,815,000
Sumitomo Mitsui Banking Corp.	107,820,000
Royal Bank of Canada	88,985,000
PNC Bank NA	71,130,000
Landesbank Hessen-Thueringen	67,690,000
Citibank NA	39,503,000
State Street Bank & Trust Co.	35,205,000
Other	74,275,000
Total	1,801,738,000
A.Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At November 30, 2025, 100% of the market value of the fund’s investments was determined based on Level 2 inputs.